Related Party Transactions (Details)					3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 07, 2024 USD ($)	Sep. 15, 2023 USD ($)	Aug. 08, 2023 USD ($) $ / shares shares	Jun. 01, 2022 ILS (₪) shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Apr. 17, 2024 USD ($)
Related Party Transactions (Details) [Line Items]
Accrued executive salaries					$ 239,539	$ 122,819			$ 239,539		$ 122,819
Granted with options to purchase (in Shares) | shares												21,122,239
Exchanged for options to purchase of common stock (in Shares) | shares				9,597,675
Cash fee	$ 2,500
Reimbursement amount	500
General and administrative expenses					$ 344,997	1,367,916	$ 391,494	$ 1,437,832	723,781	$ 705,123
Accrued expense					4,557	3,605		3,000	4,557		3,605	$ 3,000
Received cash fee	55,000
Aggregate amount of warrants			$ 145,000		520,000	520,000		520,000	520,000		520,000	520,000
Aggregate shares of common stock (in Shares) | shares			10,454,500
Exercise price per share (in Dollars per share) | $ / shares			$ 0.033
Cash payment		$ 14,500
Expiring date		Jul. 15, 2024
Warrants value													$ 35,814
Director [Member]
Related Party Transactions (Details) [Line Items]
Granted with options to purchase (in Shares) | shares				2,610
Received cash fee	$ 5,000
Mr. Englander [Member]
Related Party Transactions (Details) [Line Items]
Cash fee (in New Shekels) | ₪				₪ 3,500
Consulting Agreement [Member]
Related Party Transactions (Details) [Line Items]
General and administrative expenses					$ 12,200		$ 9,866		$ 23,499	$ 19,360	0	55,000
Accrued expense						$ 0		$ 5,000			0	5,000
Englander Consulting Agreement [Member]
Related Party Transactions (Details) [Line Items]
General and administrative expenses											40,321	31,153
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
General and administrative expenses											$ 0	$ 87,000